ACCRUED EXPENSES AND OTHER LIABILITIES (Schedule of Accrued Expenses and Other Liabilities) (Details) - USD ($) $ in Thousands		Dec. 31, 2018	Dec. 31, 2017
Payables and Accruals [Abstract]
Payroll and welfare benefit		$ 14,265	$ 19,152
Other taxes and surcharges payable	[1]	40,676	38,669
Amounts payable to employees		2,269	2,794
Amounts payable to sales and marketing agents		38,304	46,529
Amounts due to foremen and suppliers of decoration services		2,562	3,693
Amounts due to Tianxiajin investors		860	357
Down payments collected on behalf of secondary home sellers		1,202	1,806
Cash incentives payable to home buyers	[2]	5,893	12,018
Others		25,237	33,781
Accrued expenses and other liabilities		$ 131,268	$ 158,799

[1]	Other taxes and surcharges payable consist of VAT, cultural construction fee (“CCF”), city construction tax (“CCT”) and withholding individual income tax (“IIT”).
[2]	Cash incentives payable to home buyers, are payable when home buyers successfully purchase new properties through the Company’s platform and successfully registers on the Company’s website.